Legal Proceedings	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Contingency [Line Items]
Legal Proceedings	Legal ProceedingsIn July 2022, plaintiffs filed a proposed class action lawsuit against the Company, the Company’s Board of Trustees, and the Administrative Committee of the Plan on behalf of a group of current and former employees who participate in the Plan. The lawsuit claims Plan fiduciaries breached their duties by (1) allowing unreasonable recordkeeping expenses to be charged to participants and (2) selecting, retaining or otherwise ratifying poorly performing target date fund investments instead of offering more prudent alternatives. The Company denies these allegations and is vigorously defending this lawsuit.